SCHEDULE OF VALUATION ALLOWANCE OF DEFERRED TAX ASSETS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of the year	$ 6,103,318	$ 6,616,606	$ 6,616,606	$ 6,318,178
Additions				298,428
Reversals			(513,288)
Balance at end of the year			6,103,318	6,616,606
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of the year	6,103,318	6,616,606	6,616,606
Reversals	(639,874)	(708,860)
Balance at end of the year	$ 5,463,444	$ 5,907,746	$ 6,103,318	$ 6,616,606